Corporate Social Responsibility (CSR) expenditure (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 28,620	₨ 20,400
VIRRD Trust, Dwarakha Tirumala
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	10,000	19,000
Voluntary Health Services Hospital, Taramani
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,000	1,400
Raju Vegesna Foundation, Visakapatanam
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	13,220	0
Shree Anand Charitable Trust, Mumbai
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,500	0
Sri Hanuman Mani Education & Culture Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	500	0
Dr Ambedkar Yuvajana Sangham Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 400	₨ 0